Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax asset	$ 2,791,000	$ 2,116,000
Valuation allowance	(2,791,000)	(2,116,000)
Deferred Tax Assets, Net, Total	$ 0	$ 0